Vessels - Additional Information (Detail)	1 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended
	Aug. 31, 2017 USD ($) Vessel	Sep. 30, 2017 USD ($) Vessel	Sep. 30, 2017 USD ($) Vessel	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) Vessel	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Gain on disposition of vessels			$ 6,606,000	$ (16,487,000)	$ 6,606,000	$ (16,487,000)
Vessels		$ 4,570,333,000	4,570,333,000		4,570,333,000		$ 4,883,849,000
Vessels under construction [Member]
Property, Plant and Equipment [Line Items]
Interest costs capitalized to vessels under construction			2,622,000	$ 2,335,000	8,408,000	$ 5,384,000
Vessels		136,642,000	$ 136,642,000		$ 136,642,000		$ 306,182,000
4250 TEU Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under sales agreements | Vessel	4
Gross proceeds from sale of vessels	$ 37,000,000
Seaspan Alps and Seaspan Kenya [Member]
Property, Plant and Equipment [Line Items]
Gain on disposition of vessels		$ 6,606,000
Seaspan Grouse and Seaspan Mourne [Member]
Property, Plant and Equipment [Line Items]
Number of vessels held for sale | Vessel		2	2		2
Vessels		$ 11,039,000	$ 11,039,000		$ 11,039,000